Leases - Schedule of Lease Term and Discount Rate Related to Operating Leases (Details) (10-K)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term (in years)	1 year 9 months	1 year 10 months 6 days	1 year 4 months 24 days
Weighted-average discount rate	10.00%	10.00%	10.00%